Taxes (Details) - Schedule of taxes payable - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Schedule of taxes payable [Abstract]
Income tax payable	$ 377,025	$ 568,830
VAT payable	(53,035)	109,414
Other tax payables	10,533	18,408
Total	$ 334,523	$ 696,652